1-31809

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

CEQ TAMX

03026926

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 2444
F 212 306 5359

September 29, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

SEP 29 2003

PROCESSED
OCT 01 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on September 24, 2003, the American Stock Exchange (the "Exchange") received from ING Clarion Real Estate Income Fund (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares of Beneficial Interest, $.001 par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl